Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund
Allianz NFJ Small-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Small-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.85%	none	0.01%	0.86%	(0.08%)	[1]	0.78%	[1]
Class P	0.95%	none	0.01%	0.96%	(0.03%)	[1]	0.93%	[1]
Administrative	0.85%	0.25%	0.01%	1.11%	(0.08%)	[1]	1.03%	[1]
Class D	0.95%	0.25%	0.01%	1.21%	(0.03%)	[1]	1.18%	[1]
[1]	Effective November 1, 2011, AGIFM has voluntarily agreed to observe, through October 31, 2012, (i) an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of "Management Fees"), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund's average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares, which reduces the 0.30% contractual rate by 0.05% of the Fund's daily net assets attributable to the particular share class.

Examples.
The Examples are intended to help you compare the cost of  investing in shares of the Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year,

and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz NFJ Small-Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	80	266	469	1,053
Class P	95	303	528	1,175
Administrative	105	345	604	1,345
Class D	120	381	662	1,463

Portfolio Turnover.
The Fund pays transaction costs, such as commissions,

when it buys and sells securities (or "turns over" its

portfolio). The Fund's portfolio turnover rate for the

fiscal year ended June 30, 2011 was 26%. High levels of

portfolio turnover may indicate higher transaction costs

and may result in higher taxes for you if your Fund shares

are held in a taxable account. These costs, which are not

reflected in Total Annual Fund Operating Expenses or in the

Examples above, can adversely affect the Fund's investment

performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes)incommon stocks and other equity securities of companies with smaller market capitalizations. The Fund

currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and

$3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund

representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices),

earnings estimate revisions (i.e., changes in analysts'

earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative

analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts

(REITs) and non-U.S. securities, including emerging market

securities.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and

techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer

Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk

(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging

Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less

transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and

Turnover Risk (high levels of portfolio turnover increase

transaction costs and taxes and may lower investment performance).

Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An

investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P, Administrative Class and

Class D performance would be lower than Institutional Class

performance because of the lower expenses paid by Institutional

Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the

Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under

"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit

www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

More Recent Return Information

1/1/11-9/30/11                   -9.38%

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    17.31%

Lowest 10/01/2008-12/31/2008    -20.94%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional

Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz NFJ Small-Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	25.36%	7.87%	12.38%	12.67%	Oct. 01, 1991
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	24.61%	6.24%	11.05%	10.79%	Oct. 01, 1991
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	16.48%	6.14%	10.51%	10.41%	Oct. 01, 1991
Class P	Class P - Before Taxes	25.19%	7.75%	12.25%	12.55%	Oct. 01, 1991
Administrative	Administrative Class - Before Taxes	25.07%	7.61%	11.98%	12.32%	Oct. 01, 1991
Class D	Class D - Before Taxes	24.87%	7.44%	11.91%	12.21%	Oct. 01, 1991
Russell 2000 Value Index	Russell 2000 Value Index	24.50%	3.52%	8.42%	11.63%	Oct. 01, 1991
Lipper Small-Cap Core Funds Average	Lipper Small-Cap Core Funds Average	25.22%	4.08%	7.32%	10.81%	Oct. 01, 1991